UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
December 31, 2017

Capital Preservation - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 17.4%
U.S. Treasury Notes, 0.875%, 1/15/18	25,000,000	24,998,071
U.S. Treasury Notes, 0.75%, 2/28/18	35,000,000	34,975,868
U.S. Treasury Notes, 2.875%, 3/31/18	50,000,000	50,196,140
U.S. Treasury Notes, VRN, 1.50%, 1/2/18, resets daily off the 3-month USBMMY plus 0.05%	5,000,000	4,999,817
U.S. Treasury Notes, VRN, 1.51%, 1/2/18, resets daily off the 3-month USBMMY plus 0.06%	7,182,000	7,181,991
U.S. Treasury Notes, VRN, 1.62%, 1/2/18, resets daily off the 3-month USBMMY plus 0.17%	15,000,000	15,000,498
U.S. Treasury Notes, VRN, 1.62%, 1/2/18, resets daily off the 3-month USBMMY plus 0.17%	50,000,000	50,004,809
U.S. Treasury Notes, VRN, 1.64%, 1/2/18, resets daily off the 3-month USBMMY plus 0.19%	90,000,000	90,000,984
U.S. Treasury Notes, VRN, 1.72%, 1/2/18, resets daily off the 3-month USBMMY plus 0.27%	7,026,000	7,026,227
U.S. Treasury STRIPS - COUPON, 1.19%, 1/31/18	4,092,000	4,088,018
U.S. Treasury STRIPS - COUPON, 1.22%, 5/15/18	60,000,000	59,728,670
U.S. Treasury STRIPS - COUPON, 1.31%, 8/15/18	10,000,000	9,920,120
TOTAL U.S. TREASURY NOTES		358,121,213
U.S. TREASURY BILLS(1) — 77.6%
U.S. Treasury Bills, 1.07%, 1/4/18	225,000,000	224,980,312
U.S. Treasury Bills, 1.10%, 1/11/18	175,000,000	174,945,243
U.S. Treasury Bills, 1.11%, 1/18/18	150,000,000	149,922,792
U.S. Treasury Bills, 1.13%, 1/25/18	100,000,000	99,926,000
U.S. Treasury Bills, 1.14%, 2/1/18	75,000,000	74,927,344
U.S. Treasury Bills, 1.21%, 2/8/18	100,000,000	99,874,917
U.S. Treasury Bills, 1.31%, 2/22/18	125,000,000	124,775,028
U.S. Treasury Bills, 1.34%, 3/15/18	150,000,000	149,598,500
U.S. Treasury Bills, 1.38%, 3/22/18	125,000,000	124,623,611
U.S. Treasury Bills, 1.47%, 3/29/18	225,000,000	224,214,281
U.S. Treasury Bills, 1.44%, 5/31/18	25,000,000	24,852,604
U.S. Treasury Bills, 1.48%, 6/7/18	125,000,000	124,209,548
TOTAL U.S. TREASURY BILLS		1,596,850,180
TOTAL INVESTMENT SECURITIES — 95.0%		1,954,971,393
OTHER ASSETS AND LIABILITIES — 5.0%		103,188,332
TOTAL NET ASSETS — 100.0%		$2,058,159,725

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
USBMMY	-	United States Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund's investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2017

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 97.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 2.2%
GNMA, VRN, 2.25%, 1/20/18	4,738,184	4,933,049
GNMA, VRN, 2.375%, 1/20/18	5,753,311	5,992,520
GNMA, VRN, 2.625%, 1/20/18	7,369,178	7,676,679
GNMA, VRN, 2.75%, 1/20/18	3,451,638	3,589,861
		22,192,109
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 95.4%
GNMA, 2.50%, 6/20/46 to 7/20/46	40,674,508	39,799,645
GNMA, 3.00%, 1/22/18(3)	170,000,000	171,509,282
GNMA, 3.00%, 2/20/43 to 7/20/45	36,165,477	36,633,486
GNMA, 3.50%, 1/22/18(3)	110,000,000	113,803,593
GNMA, 3.50%, 12/20/41 to 12/20/44	234,743,058	244,007,278
GNMA, 3.50%, 4/20/43(4)	23,183,365	24,119,962
GNMA, 4.00%, 12/20/39 to 5/15/42	101,586,513	106,899,614
GNMA, 4.50%, 7/15/33 to 3/20/42	64,814,377	68,802,063
GNMA, 5.00%, 6/15/33 to 5/20/41	53,615,468	58,259,098
GNMA, 5.50%, 4/15/33 to 8/15/39	55,304,395	61,240,659
GNMA, 6.00%, 2/20/26 to 2/20/39	23,246,754	26,235,983
GNMA, 6.50%, 9/20/23 to 11/15/38	3,377,722	3,872,964
GNMA, 7.00%, 12/20/25 to 12/20/29	586,453	680,130
GNMA, 7.25%, 4/15/23 to 6/15/23	27,728	28,086
GNMA, 7.50%, 12/20/23 to 2/20/31	122,861	147,313
GNMA, 7.75%, 11/15/22	7,266	7,287
GNMA, 7.77%, 4/15/20 to 6/15/20	50,146	50,659
GNMA, 7.89%, 9/20/22	5,848	5,864
GNMA, 7.98%, 6/15/19	1,350	1,351
GNMA, 8.00%, 11/15/21 to 7/20/30	480,935	498,790
GNMA, 8.25%, 4/20/21 to 2/15/22	102,210	103,272
GNMA, 8.50%, 4/15/18 to 12/15/30	344,889	371,034
GNMA, 8.75%, 6/20/21 to 7/15/27	52,237	52,864
GNMA, 9.00%, 4/15/18 to 1/15/25	113,146	116,158
GNMA, 9.25%, 6/20/21 to 3/15/25	35,509	35,965
GNMA, 9.50%, 4/20/18 to 7/20/25	105,797	107,367
GNMA, 9.75%, 12/15/18 to 11/20/21	29,560	30,037
GNMA, 10.00%, 1/15/21 to 8/15/21	609	616
GNMA, 10.25%, 2/15/19	1,443	1,450
GNMA, 10.50%, 4/20/19	3	3
GNMA, 11.00%, 9/15/18 to 6/15/20	9,917	9,964
		957,431,837
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $977,074,619)		979,623,946
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.6%
GNMA, Series 2000-22, Class FG, VRN, 1.69%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.20%	2,668	2,668
GNMA, Series 2001-59, Class FD, VRN, 1.99%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%	390,763	393,758
GNMA, Series 2001-62, Class FB, VRN, 1.99%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%	817,715	824,001
GNMA, Series 2002-13, Class FA, VRN, 1.99%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%	531,609	531,674
GNMA, Series 2002-24, Class FA, VRN, 1.99%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%	1,130,404	1,139,440

GNMA, Series 2002-29, Class FA SEQ, VRN, 1.85%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.35%	434,387	435,935
GNMA, Series 2002-31, Class FW, VRN, 1.89%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.40%	324,209	326,052
GNMA, Series 2003-110, Class F, VRN, 1.90%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.40%	1,488,243	1,491,541
GNMA, Series 2003-42, Class FW, VRN, 1.85%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.35%	599,386	599,757
GNMA, Series 2003-66, Class HF, VRN, 1.95%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.45%	876,124	882,531
GNMA, Series 2004-39, Class XF SEQ, VRN, 1.74%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.25%	505,914	506,304
GNMA, Series 2004-76, Class F, VRN, 1.90%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.40%	1,309,462	1,312,231
GNMA, Series 2005-13, Class FA, VRN, 1.70%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.20%	3,260,639	3,222,191
GNMA, Series 2007-5, Class FA, VRN, 1.64%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.14%	3,073,978	3,062,320
GNMA, Series 2007-58, Class FC, VRN, 2.00%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.50%	1,947,094	1,955,216
GNMA, Series 2007-74, Class FL, VRN, 1.95%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.46%	4,585,466	4,603,324
GNMA, Series 2008-18, Class FH, VRN, 2.10%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.60%	2,733,574	2,744,463
GNMA, Series 2008-2, Class LF, VRN, 1.96%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.46%	2,085,379	2,092,496
GNMA, Series 2008-27, Class FB, VRN, 2.05%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.55%	4,664,913	4,705,107
GNMA, Series 2008-61, Class KF, VRN, 2.17%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.67%	2,314,598	2,340,128
GNMA, Series 2008-73, Class FK, VRN, 2.26%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.76%	3,178,589	3,222,365
GNMA, Series 2008-75, Class F, VRN, 2.03%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.53%	3,732,932	3,767,863
GNMA, Series 2008-88, Class UF, VRN, 2.50%, 1/20/18, resets monthly off the 1-month LIBOR plus 1.00%	2,115,690	2,163,461
GNMA, Series 2009-109, Class FA, VRN, 1.89%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.40%	131,371	131,411
GNMA, Series 2009-127, Class FA, VRN, 2.05%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.55%	3,003,056	3,017,729
GNMA, Series 2009-76, Class FB, VRN, 2.09%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.60%	2,084,795	2,101,689
GNMA, Series 2009-92, Class FJ, VRN, 2.17%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.68%	1,305,499	1,320,164
GNMA, Series 2010-14, Class QF, VRN, 1.94%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.45%	9,614,205	9,651,149
GNMA, Series 2010-25, Class FB, VRN, 2.04%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.55%	7,397,910	7,447,162
GNMA, Series 2012-105, Class FE, VRN, 1.80%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.30%	6,789,645	6,799,671
GNMA, Series 2015-111, Class FK, VRN, 1.56%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.20%	7,925,521	7,907,431
GNMA, Series 2015-80, Class YF, VRN, 1.92%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.43%	11,309,465	11,347,026
GNMA, Series 2016-68, Class MF, VRN, 1.66%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.30%	4,002,061	4,007,398
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,050,885)		96,055,656
TEMPORARY CASH INVESTMENTS — 21.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $82,432,087), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $80,664,257)		80,654,399
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 4/15/20 - 8/15/24, valued at $134,681,289), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $132,036,922)		132,029,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	186,270	186,270
TOTAL TEMPORARY CASH INVESTMENTS (Cost $212,869,669)		212,869,669
TOTAL INVESTMENT SECURITIES — 128.4% (Cost $1,285,995,173)		1,288,549,271
OTHER ASSETS AND LIABILITIES(5) — (28.4)%		(284,891,368)
TOTAL NET ASSETS — 100.0%		$1,003,657,903

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, options contracts, securities sold short and/or swap agreements. At the period end, the aggregate value of securities pledged was $82,503.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	979,623,946	—
U.S. Government Agency Collateralized Mortgage Obligations	—	96,055,656	—
Temporary Cash Investments	186,270	212,683,399	—
	186,270	1,288,363,001	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2017

Government Bond - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 44.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 8.8%
FHLMC, VRN, 2.07%, 1/15/18	2,026,988	2,036,366
FHLMC, VRN, 2.32%, 1/15/18	2,154,171	2,158,116
FHLMC, VRN, 2.375%, 1/15/18	1,868,177	1,880,367
FHLMC, VRN, 2.48%, 1/15/18	2,073,519	2,106,765
FHLMC, VRN, 2.59%, 1/15/18	1,783,836	1,804,691
FHLMC, VRN, 2.61%, 1/15/18	2,238,012	2,344,757
FHLMC, VRN, 2.84%, 1/15/18	2,322,917	2,348,374
FHLMC, VRN, 3.08%, 1/15/18	2,390,071	2,441,181
FHLMC, VRN, 3.20%, 1/15/18	1,494,028	1,529,393
FHLMC, VRN, 3.20%, 1/15/18	538,164	568,310
FHLMC, VRN, 3.20%, 1/15/18	817,746	864,236
FHLMC, VRN, 3.32%, 1/15/18	1,360,417	1,430,270
FHLMC, VRN, 3.50%, 1/15/18	782,485	809,662
FHLMC, VRN, 3.59%, 1/15/18	274,967	289,707
FHLMC, VRN, 3.63%, 1/15/18	826,184	868,266
FHLMC, VRN, 3.63%, 1/15/18	249,203	260,147
FHLMC, VRN, 3.64%, 1/15/18	575,437	609,810
FHLMC, VRN, 3.74%, 1/15/18	1,428,784	1,473,025
FHLMC, VRN, 4.06%, 1/15/18	271,769	282,538
FNMA, VRN, 2.28%, 1/25/18	2,131,152	2,201,369
FNMA, VRN, 2.36%, 1/25/18	1,287,220	1,299,966
FNMA, VRN, 2.63%, 1/25/18	2,418,887	2,442,295
FNMA, VRN, 2.66%, 1/25/18	3,083,836	3,139,831
FNMA, VRN, 2.72%, 1/25/18	2,803,619	2,851,811
FNMA, VRN, 2.72%, 1/25/18	4,676,807	4,716,438
FNMA, VRN, 2.76%, 1/25/18	4,274,095	4,313,857
FNMA, VRN, 2.80%, 1/25/18	1,821,607	1,843,257
FNMA, VRN, 2.80%, 1/25/18	1,113,159	1,159,836
FNMA, VRN, 2.99%, 1/25/18	831,835	862,719
FNMA, VRN, 2.99%, 1/25/18	899,774	934,381
FNMA, VRN, 3.01%, 1/25/18	1,265,002	1,313,264
FNMA, VRN, 3.01%, 1/25/18	911,550	946,867
FNMA, VRN, 3.02%, 1/25/18	1,101,220	1,143,727
FNMA, VRN, 3.02%, 1/25/18	1,433,727	1,466,503
FNMA, VRN, 3.18%, 1/25/18	2,900,658	2,955,627
FNMA, VRN, 3.20%, 1/25/18	1,805,290	1,832,955
FNMA, VRN, 3.26%, 1/25/18	1,858,373	1,908,091
FNMA, VRN, 3.32%, 1/25/18	313,271	325,993
FNMA, VRN, 3.32%, 1/25/18	1,760,925	1,814,071
FNMA, VRN, 3.50%, 1/25/18	949,408	992,201
FNMA, VRN, 3.53%, 1/25/18	1,002,273	1,054,448
FNMA, VRN, 3.55%, 1/25/18	411,572	432,934
GNMA, VRN, 2.25%, 1/20/18	177,190	183,099

GNMA, VRN, 2.25%, 1/20/18	471,069	489,581
GNMA, VRN, 2.25%, 1/20/18	988,192	1,033,130
GNMA, VRN, 2.25%, 1/20/18	234,029	243,345
GNMA, VRN, 2.375%, 1/20/18	592,354	616,754
GNMA, VRN, 2.375%, 1/20/18	1,081,345	1,125,267
GNMA, VRN, 2.75%, 1/20/18	623,437	662,915
GNMA, VRN, 2.75%, 1/20/18	850,645	885,757
		73,298,270
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.4%
FHLMC, 4.50%, 1/1/19	45,393	46,063
FHLMC, 5.00%, 5/1/23	1,374,363	1,443,751
FHLMC, 5.50%, 10/1/34	281,342	312,546
FHLMC, 5.50%, 4/1/38	2,339,035	2,586,222
FHLMC, 4.00%, 12/1/40	1,535,968	1,625,445
FHLMC, 3.00%, 2/1/43	9,181,933	9,244,673
FNMA, 3.00%, 1/11/18(3)	42,500,000	42,511,820
FNMA, 3.50%, 1/11/18(3)	34,160,000	35,095,237
FNMA, 4.50%, 6/1/18	13,037	13,258
FNMA, 4.50%, 5/1/19	213,781	217,410
FNMA, 5.00%, 9/1/20	42,514	43,407
FNMA, 4.50%, 11/1/20	29,388	29,922
FNMA, 6.50%, 3/1/32	77,539	87,752
FNMA, 7.00%, 6/1/32	92,109	105,851
FNMA, 6.50%, 8/1/32	84,446	95,542
FNMA, 5.50%, 7/1/33	595,592	660,355
FNMA, 5.00%, 11/1/33	3,447,049	3,746,990
FNMA, 6.00%, 12/1/33	2,386,816	2,705,759
FNMA, 5.50%, 8/1/34	2,382,470	2,645,784
FNMA, 5.50%, 9/1/34	158,745	173,900
FNMA, 5.50%, 10/1/34	1,256,924	1,394,470
FNMA, 5.00%, 8/1/35	406,750	440,420
FNMA, 5.50%, 1/1/36	2,624,326	2,913,895
FNMA, 5.00%, 2/1/36	249,586	271,307
FNMA, 5.50%, 4/1/36	634,395	703,933
FNMA, 5.00%, 5/1/36	1,097,671	1,192,237
FNMA, 5.50%, 12/1/36	365,708	404,429
FNMA, 5.50%, 2/1/37	1,393,354	1,543,227
FNMA, 6.50%, 8/1/37	189,991	208,354
FNMA, 6.00%, 9/1/37	505,050	570,651
FNMA, 6.00%, 11/1/37	2,575,285	2,899,598
FNMA, 6.00%, 9/1/38	130,581	135,742
FNMA, 4.50%, 2/1/39	1,135,152	1,211,433
FNMA, 4.50%, 4/1/39	762,601	827,194
FNMA, 4.50%, 5/1/39	1,939,436	2,103,832
FNMA, 6.50%, 5/1/39	1,704,349	1,972,568
FNMA, 4.50%, 10/1/39	3,289,185	3,568,040
FNMA, 4.50%, 3/1/40	4,963,720	5,358,516
FNMA, 4.00%, 10/1/40	3,448,596	3,665,794
FNMA, 4.50%, 11/1/40	2,799,486	3,022,514

FNMA, 4.50%, 6/1/41	3,421,911	3,694,806
FNMA, 4.00%, 8/1/41	3,229,050	3,423,991
FNMA, 4.50%, 9/1/41	1,627,582	1,744,085
FNMA, 3.50%, 10/1/41	3,739,670	3,864,859
FNMA, 4.00%, 12/1/41	7,269,995	7,663,011
FNMA, 3.50%, 5/1/42	2,386,265	2,466,217
FNMA, 3.50%, 6/1/42	2,327,817	2,407,358
FNMA, 3.50%, 9/1/42	2,233,916	2,308,307
FNMA, 3.50%, 12/1/42	4,021,971	4,155,295
FNMA, 3.50%, 11/1/45	3,762,300	3,868,248
FNMA, 3.50%, 11/1/45	3,669,281	3,772,610
FNMA, 4.00%, 11/1/45	5,307,105	5,557,459
FNMA, 4.00%, 2/1/46	6,914,073	7,239,365
FNMA, 3.50%, 3/1/46	4,432,940	4,557,773
FNMA, 4.00%, 4/1/46	15,936,615	16,689,528
FNMA, 3.50%, 5/1/46	4,443,605	4,568,739
FNMA, 6.50%, 8/1/47	31,897	34,396
FNMA, 6.50%, 9/1/47	37,486	40,280
FNMA, 6.50%, 9/1/47	2,247	2,418
FNMA, 6.50%, 9/1/47	19,710	21,158
FNMA, 6.50%, 9/1/47	14,447	15,499
FNMA, 6.00%, 4/1/48	319,039	345,558
GNMA, 2.50%, 1/22/18(3)	8,100,000	7,918,383
GNMA, 3.50%, 1/22/18(3)	5,000,000	5,172,891
GNMA, 5.50%, 12/20/38	1,447,672	1,583,617
GNMA, 6.00%, 1/20/39	401,136	450,746
GNMA, 5.00%, 3/20/39	2,035,830	2,215,063
GNMA, 5.50%, 3/20/39	783,773	860,094
GNMA, 5.50%, 4/20/39	1,416,617	1,552,576
GNMA, 4.50%, 1/15/40	1,326,527	1,402,788
GNMA, 4.00%, 11/20/40	5,695,311	6,000,139
GNMA, 4.00%, 12/15/40	1,178,977	1,236,463
GNMA, 4.50%, 7/20/41	5,072,579	5,376,141
GNMA, 3.50%, 6/20/42	7,432,159	7,739,203
GNMA, 3.50%, 7/20/42	5,673,640	5,902,830
GNMA, 4.50%, 8/20/42	4,305,738	4,569,198
GNMA, 4.00%, 9/20/45	7,491,270	7,858,630
GNMA, 2.50%, 6/20/46	9,035,221	8,840,883
GNMA, 2.50%, 7/20/46	11,533,517	11,285,447
		296,205,893
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $369,111,169)		369,504,163
U.S. TREASURY SECURITIES AND EQUIVALENTS — 31.0%
AID (Iraq), 2.15%, 1/18/22	2,600,000	2,594,834
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	13,014,812
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,658,824
U.S. Treasury Bonds, 3.50%, 2/15/39	3,300,000	3,766,886
U.S. Treasury Bonds, 4.375%, 11/15/39	4,000,000	5,143,484
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,939,395
U.S. Treasury Bonds, 3.125%, 11/15/41	800,000	859,380

U.S. Treasury Bonds, 3.125%, 2/15/42	1,400,000	1,503,822
U.S. Treasury Bonds, 3.00%, 5/15/42	2,400,000	2,524,140
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,855,878
U.S. Treasury Bonds, 2.875%, 5/15/43	6,040,000	6,205,505
U.S. Treasury Bonds, 3.125%, 8/15/44	19,000,000	20,403,912
U.S. Treasury Bonds, 3.00%, 11/15/44	10,000,000	10,494,508
U.S. Treasury Bonds, 2.50%, 2/15/45	8,000,000	7,619,878
U.S. Treasury Bonds, 3.00%, 5/15/45	7,300,000	7,659,806
U.S. Treasury Bonds, 3.00%, 11/15/45	500,000	524,642
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,525,566
U.S. Treasury Notes, 1.625%, 7/31/19	11,000,000	10,960,199
U.S. Treasury Notes, 1.75%, 9/30/19(4)	11,000,000	10,975,690
U.S. Treasury Notes, 1.375%, 1/15/20	23,000,000	22,762,569
U.S. Treasury Notes, 1.375%, 2/29/20(4)	1,000,000	988,723
U.S. Treasury Notes, 1.50%, 5/31/20	9,000,000	8,911,602
U.S. Treasury Notes, 1.375%, 10/31/20	2,700,000	2,656,575
U.S. Treasury Notes, 2.00%, 11/30/20	5,000,000	5,005,063
U.S. Treasury Notes, 2.125%, 1/31/21	3,000,000	3,010,853
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,622,028
U.S. Treasury Notes, 2.25%, 4/30/21	8,000,000	8,053,801
U.S. Treasury Notes, 2.00%, 10/31/21	4,500,000	4,481,083
U.S. Treasury Notes, 1.875%, 4/30/22	3,700,000	3,655,966
U.S. Treasury Notes, 1.75%, 5/15/22	23,000,000	22,630,067
U.S. Treasury Notes, 1.625%, 8/15/22	11,500,000	11,231,689
U.S. Treasury Notes, 1.75%, 9/30/22	3,000,000	2,939,992
U.S. Treasury Notes, 2.00%, 11/30/22	3,000,000	2,972,624
U.S. Treasury Notes, 2.00%, 2/15/23	15,000,000	14,846,548
U.S. Treasury Notes, 2.125%, 5/15/25	15,000,000	14,770,047
U.S. Treasury Notes, 2.25%, 11/15/25	1,200,000	1,189,346
U.S. Treasury Notes, 2.00%, 11/15/26	1,000,000	967,643
U.S. Treasury Notes, 2.25%, 8/15/27	900,000	887,204
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $254,040,353)		258,814,584
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 24.3%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	151,457	151,972
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	187,508	187,601
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	490,169	492,594
FHLMC, Series 2812, Class MF, VRN, 1.93%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.45%	2,698,984	2,706,873
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	798,655	839,544
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,926,858	2,035,234
FHLMC, Series 3149, Class LF, VRN, 1.78%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.30%	7,595,919	7,587,516
FHLMC, Series 3153, Class FJ, VRN, 1.86%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.38%	2,433,083	2,439,021
FHLMC, Series 3397, Class GF, VRN, 1.98%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,121,513	1,128,703
FHLMC, Series 3417, Class FA, VRN, 1.98%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,739,604	1,750,531
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,581,419
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	4,858,638	5,037,473
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	4,758,892	4,790,858
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,032,654
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,508,764
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,173,470

FHLMC, Series K722, Class A1, 2.18%, 5/25/22	4,957,408	4,916,217
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,084,233
FHLMC, Series K726, Class A2, 2.91%, 7/25/49	6,900,000	7,025,590
FHLMC, Series K728, Class A2 SEQ, VRN, 3.06%, 1/1/18(2)	1,775,000	1,820,512
FHLMC, Series KF29, Class A, VRN, 1.73%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.36%	4,844,029	4,857,478
FHLMC, Series KF31, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	5,000,000	5,017,178
FHLMC, Series KF32, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	4,299,382	4,314,175
FHLMC, Series KIR1, Class A2, 2.85%, 3/25/26	9,600,000	9,649,970
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,163,805
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	2,070,887	2,062,347
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	167,714	168,525
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	266,245	267,208
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	246,356	246,781
FNMA, Series 2005-103, Class FP, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	2,667,070	2,656,622
FNMA, Series 2007-36, Class FB, VRN, 1.95%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.40%	282,005	282,934
FNMA, Series 2008-9, Class FA, VRN, 2.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.50%	8,049,240	8,083,966
FNMA, Series 2009-89, Class FD, VRN, 2.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.60%	1,461,247	1,474,742
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 1/1/18(2)	13,000,000	13,098,803
FNMA, Series 2015-M12, Class FA, VRN, 1.58%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.34%	7,552,296	7,563,577
FNMA, Series 2015-M8, Class FA, VRN, 1.41%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.17%	8,550,300	8,554,055
FNMA, Series 2016-11, Class FB, VRN, 1.79%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.55%	5,120,805	5,146,062
FNMA, Series 2016-M13, Class FA, VRN, 1.91%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.67%	4,990,348	5,011,619
FNMA, Series 2016-M2, Class FA, VRN, 2.09%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.85%	4,119,923	4,156,933
FNMA, Series 2017-M3, Class A2, VRN, 2.49%, 1/1/18(2)	9,000,000	8,757,962
GNMA, Series 2007-5, Class FA, VRN, 1.64%, 1/19/18, resets monthly off the 1-month LIBOR plus 0.14%	781,348	778,385
GNMA, Series 2008-18, Class FH, VRN, 2.10%, 1/19/18, resets monthly off the 1-month LIBOR plus 0.60%	1,471,925	1,477,788
GNMA, Series 2010-14, Class QF, VRN, 1.94%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.45%	4,164,169	4,180,170
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	1,728,815	1,787,387
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,315,588)		203,049,251
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FNMA, 2.125%, 4/24/26	3,100,000	2,994,030
FNMA, 6.625%, 11/15/30	15,700,000	22,102,570
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,528,310)		25,096,600
TEMPORARY CASH INVESTMENTS — 8.4%
Federal Home Loan Bank Discount Notes, 1.07%, 1/2/18(5)	39,062,000	39,062,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,803	4,803
U.S. Treasury Bills, 1.30%, 5/3/18(5)	10,000,000	9,953,197
U.S. Treasury Bills, 1.45%, 5/31/18(5)	21,000,000	20,874,188
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,897,828)		69,894,188
TOTAL INVESTMENT SECURITIES — 110.9% (Cost $918,893,248)		926,358,786
OTHER ASSETS AND LIABILITIES(6) — (10.9)%		(90,729,125)
TOTAL NET ASSETS — 100.0%		$835,629,661

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	9	March 2018	$900,000	$1,202,063	$(5,429)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$6,000,000	$565	$(30,823)	$(30,258)
CPURNSA	Receive	2.28%	11/16/26	$6,000,000	565	(50,775)	(50,210)
CPURNSA	Receive	2.27%	11/21/26	$7,000,000	575	(56,463)	(55,888)
					$1,705	$(138,061)	$(136,356)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$5,000,000	$(44,439)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$4,000,000	(35,536)
						$(79,975)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,378,999.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	369,504,163	—
U.S. Treasury Securities and Equivalents	—	258,814,584	—
Collateralized Mortgage Obligations	—	203,049,251	—
U.S. Government Agency Securities	—	25,096,600	—
Temporary Cash Investments	4,803	69,889,385	—
	4,803	926,353,983	—

Liabilities
Other Financial Instruments
Futures Contracts	5,429	—	—
Swap Agreements	—	216,331	—
	5,429	216,331	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2017

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 81.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	136,643,661	153,838,677
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	101,306,571	118,640,769
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	64,217,119	72,273,400
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	46,874,244	61,599,527
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	28,753,020	34,925,892
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,459,135	41,589,692
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	17,023,213	23,591,907
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	43,389,184	56,584,529
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	46,406,032	60,948,655
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,220,412	74,133,457
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	48,504,001	47,595,013
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	92,787,298	107,400,225
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	38,285,394	38,581,164
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	11,138,914	11,930,963
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	37,092,429	38,646,274
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	20,450,064	20,879,975
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	73,950,770	73,808,221
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	47,710,999	49,210,821
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	6,003,810	5,994,011
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	163,152,520	168,528,549
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	53,623,670	55,247,593
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	57,240,700	57,039,064
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	104,264,441	106,321,238
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	163,418,509	162,846,798
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	27,892,150	27,710,395
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	99,539,136	99,468,399
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	130,159,134	129,238,399
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	58,507,584	58,990,620
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	107,828,280	109,802,733
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	68,354,356	67,608,807
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	87,186,845	86,491,959
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)	133,587,698	152,357,054
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	56,375,588	56,518,626
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	86,785,160	88,263,943
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	13,377,520	13,085,001
TOTAL U.S. TREASURY SECURITIES (Cost $2,418,272,315)		2,531,692,350
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.8%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	6,975,000	7,064,799
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	8,000,000	8,121,486
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/18(4)	7,100,000	7,575,141
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/18(4)	8,000,000	8,366,389
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/18(4)	6,575,000	6,698,334
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	7,425,000	7,491,206

Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 1/1/18(4)	4,500,000	4,709,125
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	10,000,000	10,168,088
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	10,000,000	10,245,478
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	7,165,000	7,013,066
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(3)(4)	6,350,000	6,457,120
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	12,520,000	13,033,171
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	8,860,000	9,096,532
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	4,000,000	4,277,420
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	3,000,000	3,208,558
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.88%, 1/15/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	9,725,000	9,732,003
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,700,000	5,595,207
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,467,690
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,350,000	6,422,784
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	6,500,000	6,542,321
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $147,898,527)		148,285,918
CORPORATE BONDS — 4.6%
Banks — 0.6%
Banco General SA, 4.125%, 8/7/27(3)	5,425,000	5,431,401
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)	5,000,000	5,021,900
Branch Banking & Trust Co., 3.80%, 10/30/26	650,000	680,873
Citigroup, Inc., 4.45%, 9/29/27	570,000	604,002
JPMorgan Chase & Co., 3.125%, 1/23/25	990,000	996,146
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(5)	490,000	506,781
U.S. Bank N.A., 2.80%, 1/27/25	500,000	496,986
Wells Fargo & Co., MTN, 4.60%, 4/1/21	990,000	1,052,457
Wells Fargo & Co., MTN, 3.55%, 9/29/25	500,000	513,625
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	273,029
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)	2,000,000	2,003,782
		17,580,982
Biotechnology†
Gilead Sciences, Inc., 4.40%, 12/1/21	990,000	1,056,306
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22	500,000	509,923
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18	990,000	991,245
Capital One Bank USA N.A., 2.30%, 6/5/19	1,000,000	999,079
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	997,678
Synchrony Financial, 3.00%, 8/15/19	240,000	241,736
		3,229,738
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	499,066
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	545,773
		1,044,839
Diversified Financial Services†
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	559,692
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	132,775

Electric Utilities — 0.1%
Minejesa Capital BV, 4.625%, 8/10/30(3)	2,000,000	2,049,110
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45	490,000	540,587
Unilever Capital Corp., 2.20%, 3/6/19	500,000	500,875
		1,041,462
Gas Utilities — 0.4%
Energy Transfer LP, 4.05%, 3/15/25	3,550,000	3,552,033
Enterprise Products Operating LLC, 3.75%, 2/15/25	3,880,000	4,005,803
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,417,468
		11,975,304
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24	250,000	256,371
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	515,147
McDonald's Corp., MTN, 4.60%, 5/26/45	490,000	548,702
		1,063,849
Industrial Conglomerates — 0.1%
Codelco, Inc., 3.625%, 8/1/27(3)	1,800,000	1,806,786
Insurance†
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,000,000	1,012,481
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	2,027,997
Time Warner, Inc., 3.60%, 7/15/25	740,000	742,662
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	779,000	842,608
		3,613,267
Metals and Mining — 0.3%
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(3)	5,800,000	5,824,952
Vedanta Resources plc, 6.125%, 8/9/24(3)	4,000,000	4,091,440
		9,916,392
Multi-Utilities — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,000,000	2,030,000
Dominion Energy, Inc., 6.40%, 6/15/18	3,250,000	3,317,419
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,032,765
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	546,220
Georgia Power Co., 4.30%, 3/15/42	1,000,000	1,064,789
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	786,775
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	523,634
		9,301,602
Oil, Gas and Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 5.55%, 3/15/26	2,880,000	3,235,800
BP Capital Markets plc, 2.50%, 11/6/22	520,000	517,597
BP Capital Markets plc, 2.75%, 5/10/23	280,000	280,281
Cenovus Energy, Inc., 4.25%, 4/15/27	3,350,000	3,347,355
Chevron Corp., 2.43%, 6/24/20	150,000	150,776
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,916,092
Concho Resources, Inc., 4.375%, 1/15/25	3,880,000	4,044,900
ConocoPhillips Co., 3.35%, 5/15/25	990,000	1,021,040
Continental Resources, Inc., 3.80%, 6/1/24	3,790,000	3,761,575

Encana Corp., 6.50%, 2/1/38	2,955,000	3,737,896
Lukoil International Finance BV, 4.75%, 11/2/26(3)	5,000,000	5,256,175
Marathon Oil Corp., 3.85%, 6/1/25	2,000,000	2,038,660
Marathon Oil Corp., 5.20%, 6/1/45	2,000,000	2,223,274
Newfield Exploration Co., 5.375%, 1/1/26	3,510,000	3,729,375
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,111,041
Petrobras Global Finance BV, 5.30%, 1/27/25(3)	6,350,000	6,376,987
Petrobras Global Finance BV, 7.25%, 3/17/44	3,625,000	3,779,063
Petroleos Mexicanos, 4.625%, 9/21/23	2,700,000	2,784,375
Petroleos Mexicanos, 4.875%, 1/18/24	3,800,000	3,946,110
Petroleos Mexicanos, 6.50%, 3/13/27	5,050,000	5,525,963
Statoil ASA, 2.65%, 1/15/24	495,000	493,170
Suncor Energy, Inc., 6.50%, 6/15/38	3,350,000	4,537,000
Total Capital International SA, 2.10%, 6/19/19	990,000	989,759
		67,804,264
Paper and Forest Products — 0.1%
Suzano Austria GmbH, 5.75%, 7/14/26(3)	1,500,000	1,632,150
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	1,008,413
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	343,289
Union Pacific Corp., 3.25%, 1/15/25	490,000	502,021
		1,853,723
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	503,568
Microsoft Corp., 2.125%, 11/15/22	560,000	553,431
Oracle Corp., 2.65%, 7/15/26	370,000	361,040
		1,418,039
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(3)	3,700,000	3,718,500
TOTAL CORPORATE BONDS (Cost $139,024,150)		142,577,555
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.1%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	493,721	498,542
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	839,141	864,518
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,332,979	1,339,551
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	777,620	787,138
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,442,969	1,464,185
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 1/1/18(3)(4)	6,285,000	6,322,589
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/18(3)(4)	5,028,414	5,087,694
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 1/1/18(4)	127,572	131,727
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/18(4)	315,316	317,719
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	2,775,728	2,887,323
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/18(3)(4)	2,975,091	3,003,321
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(3)(4)	5,394,798	5,504,368
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.45%, 1/1/18(4)	1,216,774	1,271,778
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	1,536,896	1,468,422
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,544,558	1,626,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.47%, 1/1/18(4)	3,446,702	3,630,183

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.47%, 1/1/18(4)		7,097,802	7,321,685
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/18(3)(4)		2,147,351	2,171,626
			45,698,711
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.25%		8,400,000	9,536,976
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%		1,060,983	1,077,903
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24		2,647,394	2,782,933
FNMA, Series 2014-C02, Class 1M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%		2,350,000	2,496,144
FNMA, Series 2016-C04, Class 1M2, VRN, 5.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 4.25%		3,000,000	3,402,386
			19,296,342
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,665,816)			64,995,053
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Colombia — 0.2%
Colombia Government International Bond, 8.125%, 5/21/24		3,900,000	4,935,255
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		4,200,000	4,446,330
Mexico — 1.0%
Mexican Bonos, 10.00%, 11/20/36	MXN	492,200,000	30,575,101
Panama — 0.1%
Panama Government International Bond, 9.375%, 4/1/29		$2,000,000	3,040,000
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		4,000,000	6,950,256
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(3)		3,000,000	2,930,190
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $55,141,413)			52,877,132
ASSET-BACKED SECURITIES(2) — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)		6,500,000	6,500,237
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)		5,167,608	5,137,222
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)		800,843	795,440
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		4,415,762	4,348,788
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)		3,107,414	3,068,688
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)		2,561,157	2,526,314
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)		1,524,651	1,519,347
Towd Point Mortgage Trust 2017-3, Series 2017-3, Class M1, VRN, 3.50%, 1/1/18(3)(4)		5,000,000	5,027,937
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)		10,050,758	9,916,214
TOTAL ASSET-BACKED SECURITIES (Cost $39,203,019)			38,840,187
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLMC, 6.25%, 7/15/32 (Cost $5,329,666)		3,900,000	5,477,320
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		535,000	773,733
Los Angeles Community College District GO, 6.75%, 8/1/49		250,000	389,262
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		250,000	358,160
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		250,000	309,993
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		270,000	332,389
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39		250,000	337,477
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		125,000	187,254

Santa Clara Valley Transportation Authority Sales Tax Rev., (Build America Bonds), 5.88%, 4/1/32	250,000	303,433
TOTAL MUNICIPAL SECURITIES (Cost $2,716,909)		2,991,701
TEMPORARY CASH INVESTMENTS — 4.5%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(6)	85,692,000	85,678,413
Repurchase Agreement, BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $20,798,544),in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $20,352,500)		20,350,013
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 0.125%, 4/15/20, valued at $33,980,686),at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $33,313,999)		33,312,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	43,599	43,599
TOTAL TEMPORARY CASH INVESTMENTS (Cost $139,394,446)		139,384,025
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $3,010,646,261)		3,127,121,241
OTHER ASSETS AND LIABILITIES — (0.9)%		(28,518,837)
TOTAL NET ASSETS — 100.0%		$3,098,602,404

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,233,080	USD	9,388,277	JPMorgan Chase Bank N.A.	3/21/18	$155,136
USD	18,748,345	AUD	24,466,160	JPMorgan Chase Bank N.A.	3/21/18	(338,482)
CHF	312,840	USD	322,778	UBS AG	3/21/18	38
USD	34,368,578	CHF	33,755,786	UBS AG	3/21/18	(463,616)
USD	4,844,405	EUR	4,077,943	JPMorgan Chase Bank N.A.	3/21/18	(71,206)
HUF	220,378,308	USD	856,804	JPMorgan Chase Bank N.A.	3/21/18	(2,581)
USD	31,175,348	HUF	8,281,263,521	JPMorgan Chase Bank N.A.	3/21/18	(924,226)
JPY	3,852,398,759	USD	34,445,626	JPMorgan Chase Bank N.A.	3/22/18	(121,075)
MXN	29,806,471	USD	1,538,969	JPMorgan Chase Bank N.A.	3/21/18	(43,861)
MXN	8,771,004	USD	443,020	JPMorgan Chase Bank N.A.	3/21/18	(3,062)
USD	33,142,674	MXN	639,007,333	JPMorgan Chase Bank N.A.	3/21/18	1,089,738
MYR	95,318,586	USD	23,399,677	Goldman Sachs & Co.	3/21/18	36,703
NOK	518,346,800	USD	62,271,360	JPMorgan Chase Bank N.A.	3/21/18	995,582
USD	773,478	NOK	6,322,782	JPMorgan Chase Bank N.A.	3/21/18	1,750
USD	9,293,120	NZD	13,298,303	JPMorgan Chase Bank N.A.	3/21/18	(122,373)
PHP	1,575,623,021	USD	30,997,895	Goldman Sachs & Co.	3/21/18	480,482
USD	31,003,995	PHP	1,575,623,021	Goldman Sachs & Co.	3/21/18	(474,382)
PLN	2,396,098	USD	689,763	Goldman Sachs & Co.	3/21/18	(1,231)
USD	15,548,932	PLN	55,655,846	Goldman Sachs & Co.	3/21/18	(444,080)
USD	15,462,430	PLN	55,377,147	Goldman Sachs & Co.	3/21/18	(450,496)
RUB	919,690,379	USD	15,469,981	Goldman Sachs & Co.	3/21/18	312,219
THB	1,016,515,081	USD	31,402,999	Goldman Sachs & Co.	3/21/18	(155,898)
USD	62,337,299	THB	2,029,079,086	Goldman Sachs & Co.	3/21/18	(35,450)
TRY	59,732,316	USD	15,159,332	Goldman Sachs & Co.	3/21/18	237,902
TWD	280,400,141	USD	9,434,729	JPMorgan Chase Bank N.A.	3/21/18	100,231
ZAR	480,591,514	USD	35,922,407	Goldman Sachs & Co.	3/22/18	2,474,458
ZAR	61,238,543	USD	4,707,579	Goldman Sachs & Co.	3/22/18	185,075
ZAR	183,391,647	USD	14,176,843	Goldman Sachs & Co.	3/22/18	475,234
ZAR	29,318,992	USD	2,272,557	Goldman Sachs & Co.	3/22/18	69,884
USD	53,524,405	ZAR	737,630,532	Goldman Sachs & Co.	3/22/18	(5,408,595)
USD	1,299,134	ZAR	16,910,176	Goldman Sachs & Co.	3/22/18	(51,904)
						$(2,498,086)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	1,016	March 2018	USD	101,600,000	$118,022,688	$(399,939)
U.S. Treasury 10-Year Notes	717	March 2018	USD	71,700,000	88,941,609	(528,160)
U.S. Treasury 10-Year Ultra Notes	1,307	March 2018	USD	130,700,000	174,566,188	(591,668)
					$381,530,485	$(1,519,767)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,002	March 2018	EUR	100,200,000	$158,227,991	$911,534
Euro-Bund 10-Year Bonds	440	March 2018	EUR	44,000,000	85,356,319	614,600
U.K. Gilt 10-Year Bonds	601	March 2018	GBP	60,100,000	101,559,910	(749,823)
					$345,144,220	$776,311

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$59,870,000	$4,594,074	$464,273	$5,058,347

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Receive	7.51%	1/2/19	BRL	852,874,000	$(1,545,024)
Goldman Sachs & Co.	BZDIOVRA	Receive	8.03%	1/2/19	BRL	805,729,299	(2,900,312)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.82%	1/2/23	BRL	209,099,225	501,815
Goldman Sachs & Co.	BZDIOVRA	Pay	9.48%	1/2/23	BRL	184,234,000	(630,395)
							$(4,573,916)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$1,500,000	$516	$(8,080)	$(7,564)
CPURNSA	Receive	2.28%	11/16/26	$1,500,000	516	(13,069)	(12,553)
CPURNSA	Receive	2.24%	5/3/2027	$35,000,000	878	(246,284)	(245,406)
					$1,910	$(267,433)	$(265,523)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.42%	4/1/18	$4,000,000	$(280,747)
Bank of America N.A.	CPURNSA	Receive	2.51%	3/30/19	$8,700,000	(751,637)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	(539,674)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(5,206,947)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	269,324
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(552,004)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(846,340)
Bank of America N.A.	CPURNSA	Receive	2.08%	3/3/25	$29,900,000	(273,904)
Bank of America N.A.	CPURNSA	Receive	2.14%	7/2/25	$24,500,000	(193,852)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$15,000,000	354,370
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$10,000,000	(67,694)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$10,000,000	(93,974)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$9,500,000	(79,561)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$14,000,000	(105,272)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$13,000,000	(69,364)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$17,500,000	(116,543)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	(66,785)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,360,932)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(575,790)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(777,061)
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$12,000,000	(66,595)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$12,000,000	(105,431)
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$12,000,000	(85,237)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(4,626,925)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(3,330,578)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$12,300,000	(64,512)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$12,300,000	(109,320)
						$(19,722,985)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $40,299,761.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $166,008,249, which represented 5.4% of total net assets.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,531,692,350	—
Commercial Mortgage-Backed Securities	—	148,285,918	—
Corporate Bonds	—	142,577,555	—
Collateralized Mortgage Obligations	—	64,995,053	—
Sovereign Governments and Agencies	—	52,877,132	—
Asset-Backed Securities	—	38,840,187	—
U.S. Government Agency Securities	—	5,477,320	—
Municipal Securities	—	2,991,701	—
Temporary Cash Investments	43,599	139,340,426	—
	43,599	3,127,077,642	—
Other Financial Instruments
Futures Contracts	—	1,526,134	—
Swap Agreements	—	6,183,856	—
Forward Foreign Currency Exchange Contracts	—	6,614,432	—
	—	14,324,422	—

Liabilities
Other Financial Instruments
Futures Contracts	1,519,767	749,823	—
Swap Agreements	—	25,687,933	—
Forward Foreign Currency Exchange Contracts	—	9,112,518	—
	1,519,767	35,550,274	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2017

Short-Term Government - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 35.3%
AID (Iraq), 2.15%, 1/18/22	700,000	698,609
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	7,012,448	7,243,515
U.S. Treasury Notes, 0.875%, 1/31/18(1)	1,000,000	999,725
U.S. Treasury Notes, 1.125%, 1/31/19	2,700,000	2,679,610
U.S. Treasury Notes, 1.625%, 7/31/19	3,000,000	2,989,145
U.S. Treasury Notes, 1.50%, 11/30/19	3,000,000	2,978,196
U.S. Treasury Notes, 1.375%, 1/15/20	22,600,000	22,366,698
U.S. Treasury Notes, 1.50%, 5/31/20	1,600,000	1,584,285
U.S. Treasury Notes, 1.625%, 6/30/20	3,000,000	2,977,987
U.S. Treasury Notes, 1.50%, 8/15/20	6,000,000	5,933,756
U.S. Treasury Notes, 1.375%, 9/15/20	6,400,000	6,308,880
U.S. Treasury Notes, 1.625%, 10/15/20	5,500,000	5,451,374
U.S. Treasury Notes, 1.375%, 10/31/20	5,900,000	5,805,109
U.S. Treasury Notes, 1.875%, 12/15/20	700,000	697,991
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $69,130,754)		68,714,880
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 28.6%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	303,475	305,738
FHLMC, Series 3114, Class FT, VRN, 1.83%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.35%	759,102	760,077
FHLMC, Series 3149, Class LF, VRN, 1.78%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.30%	1,856,376	1,854,322
FHLMC, Series 3200, Class FP, VRN, 1.68%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.20%	1,072,623	1,069,523
FHLMC, Series 3206, Class FE, VRN, 1.88%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.40%	684,612	686,828
FHLMC, Series 3213, Class LF, VRN, 1.70%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.22%	1,525,749	1,516,104
FHLMC, Series 3231, Class FA, VRN, 1.88%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.40%	603,053	605,299
FHLMC, Series 3301, Class FA, VRN, 1.78%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.30%	566,060	565,436
FHLMC, Series 3380, Class FP, VRN, 1.83%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.35%	701,340	700,004
FHLMC, Series 3508, Class PF, VRN, 2.33%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.85%	322,300	327,273
FHLMC, Series 3587, Class FB, VRN, 2.25%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.78%	670,113	679,996
FHLMC, Series 3842, Class JB, 2.00%, 1/15/18	120,588	120,312
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,349,537	1,358,602
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,416,361	2,439,934
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,305,048	1,311,519
FHLMC, Series K716, Class A1, 2.41%, 8/25/47	1,446,360	1,451,638
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,832,958	2,837,863
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	1,263,653	1,253,153
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,148,973
FHLMC, Series K726, Class A2, 2.91%, 7/25/49	1,700,000	1,730,942
FHLMC, Series K728, Class A2 SEQ, VRN, 3.06%, 8/25/24(3)	425,000	435,897
FHLMC, Series KF29, Class A, VRN, 1.73%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.36%	1,285,151	1,288,719
FHLMC, Series KF31, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,250,000	1,254,294
FHLMC, Series KF32, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,049,849	1,053,461
FHLMC, Series KF35, Class A, VRN, 1.59%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.35%	1,999,849	1,973,655
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	3,311,862	3,309,455
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	530,997	528,807

FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	44,531	44,717
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	89,404	89,837
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	169,881	170,495
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	55,289	55,511
FNMA, Series 2003-17, Class FN, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	9,147	9,147
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	127,920	128,141
FNMA, Series 2004-28, Class FE, VRN, 1.90%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.35%	2,458,853	2,457,765
FNMA, Series 2004-52, Class PF, VRN, 2.00%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.45%	119,644	119,894
FNMA, Series 2006-11, Class FA, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	603,746	604,469
FNMA, Series 2006-60, Class KF, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,248,663	1,247,345
FNMA, Series 2006-72, Class TE, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	711,277	712,358
FNMA, Series 2008-9, Class FA, VRN, 2.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.50%	1,957,317	1,965,761
FNMA, Series 2009-33, Class FB, VRN, 2.37%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.82%	801,692	819,814
FNMA, Series 2009-89, Class FD, VRN, 2.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.60%	402,962	406,683
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	45,868	45,813
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	35,468	35,468
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	810,260	809,024
FNMA, Series 2015-M12, Class FA, VRN, 1.58%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.34%	2,003,118	2,006,110
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	846,455	843,815
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	420,141	419,612
FNMA, Series 2015-M8, Class FA, VRN, 1.41%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.17%	2,303,162	2,304,173
FNMA, Series 2016-11, Class FB, VRN, 1.79%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.55%	853,467	857,677
FNMA, Series 2016-M13, Class FA, VRN, 1.91%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.67%	1,204,567	1,209,701
FNMA, Series 2016-M2, Class FA, VRN, 2.09%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.85%	1,118,210	1,128,255
GNMA, Series 2010-14, Class QF, VRN, 1.94%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.45%	1,068,245	1,072,350
GNMA, Series 2012-105, Class FE, VRN, 1.80%, 1/20/18, resets monthly off the 1-month LIBOR plus 0.30%	1,636,521	1,638,938
GNMA, Series 2016-68, Class MF, VRN, 1.66%, 1/1/18, resets monthly off the 1-month LIBOR plus 0.30%	955,072	956,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,884,975)		55,727,043
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(3) — 11.4%
FHLMC, VRN, 2.07%, 1/15/18	608,097	610,910
FHLMC, VRN, 2.25%, 1/15/18	10,590	10,556
FHLMC, VRN, 2.32%, 1/15/18	430,834	431,623
FHLMC, VRN, 2.375%, 1/15/18	541,771	545,306
FHLMC, VRN, 2.48%, 1/15/18	622,056	632,029
FHLMC, VRN, 2.59%, 1/15/18	445,959	451,173
FHLMC, VRN, 2.61%, 1/15/18	1,131,283	1,185,241
FHLMC, VRN, 2.84%, 1/15/18	580,729	587,094
FHLMC, VRN, 3.08%, 1/15/18	478,014	488,236
FHLMC, VRN, 3.20%, 1/15/18	622,511	637,247
FHLMC, VRN, 3.20%, 1/15/18	80,725	85,247
FHLMC, VRN, 3.20%, 1/15/18	245,324	259,271
FHLMC, VRN, 3.26%, 1/15/18	5,191	5,192
FHLMC, VRN, 3.32%, 1/15/18	133,211	140,051
FHLMC, VRN, 3.39%, 1/15/18	1,517,276	1,585,206
FHLMC, VRN, 3.39%, 1/15/18	122,415	127,360
FHLMC, VRN, 3.50%, 1/15/18	224,633	232,435
FHLMC, VRN, 3.59%, 1/15/18	97,549	102,778
FHLMC, VRN, 3.63%, 1/15/18	372,660	391,642

FHLMC, VRN, 3.63%, 1/15/18	78,346	81,787
FHLMC, VRN, 3.74%, 1/15/18	613,234	632,222
FHLMC, VRN, 3.76%, 1/15/18	20,413	20,492
FHLMC, VRN, 4.06%, 1/15/18	172,808	179,655
FNMA, VRN, 2.28%, 1/25/18	639,346	660,411
FNMA, VRN, 2.36%, 1/25/18	321,805	324,991
FNMA, VRN, 2.63%, 1/25/18	604,722	610,574
FNMA, VRN, 2.66%, 1/25/18	1,233,534	1,255,932
FNMA, VRN, 2.72%, 1/25/18	1,051,357	1,069,429
FNMA, VRN, 2.72%, 1/25/18	1,149,663	1,159,405
FNMA, VRN, 2.76%, 1/25/18	599,300	604,875
FNMA, VRN, 2.78%, 1/25/18	1,570	1,583
FNMA, VRN, 2.80%, 1/25/18	699,213	707,523
FNMA, VRN, 2.80%, 1/25/18	350,602	365,304
FNMA, VRN, 2.83%, 1/25/18	12,967	13,030
FNMA, VRN, 2.83%, 1/25/18	3,811	3,830
FNMA, VRN, 2.99%, 1/25/18	62,388	64,704
FNMA, VRN, 2.99%, 1/25/18	521,869	541,941
FNMA, VRN, 3.00%, 1/25/18	338,513	349,120
FNMA, VRN, 3.01%, 1/25/18	253,000	262,653
FNMA, VRN, 3.01%, 1/25/18	364,620	378,747
FNMA, VRN, 3.02%, 1/25/18	312,012	324,056
FNMA, VRN, 3.02%, 1/25/18	560,826	573,647
FNMA, VRN, 3.05%, 1/25/18	549,188	570,249
FNMA, VRN, 3.17%, 1/25/18	6,817	7,116
FNMA, VRN, 3.18%, 1/25/18	483,443	492,605
FNMA, VRN, 3.19%, 1/25/18	2,581	2,577
FNMA, VRN, 3.20%, 1/25/18	451,322	458,239
FNMA, VRN, 3.21%, 1/25/18	32	32
FNMA, VRN, 3.25%, 1/25/18	391	394
FNMA, VRN, 3.26%, 1/25/18	371,675	381,618
FNMA, VRN, 3.32%, 1/25/18	45,416	47,260
FNMA, VRN, 3.32%, 1/25/18	810,869	835,342
FNMA, VRN, 3.47%, 1/25/18	62,228	63,456
FNMA, VRN, 3.50%, 1/25/18	413,592	432,234
FNMA, VRN, 3.53%, 1/25/18	187,561	194,761
FNMA, VRN, 6.03%, 1/25/18	575	563
GNMA, VRN, 2.75%, 1/20/18	5,123	5,210
GNMA, VRN, 3.00%, 1/20/18	13,704	13,614
		22,199,778
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, 7.00%, 5/1/32	143,117	155,884
FNMA, 7.00%, 5/1/32	101,656	110,797
FNMA, 7.00%, 6/1/32	18,701	20,336
FNMA, 7.00%, 6/1/32	90,374	100,017
FNMA, 7.00%, 8/1/32	21,869	21,999
GNMA, 9.50%, 11/20/19	805	808
		409,841
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,619,574)		22,609,619

U.S. GOVERNMENT AGENCY SECURITIES — 5.8%
FHLB, 1.375%, 3/18/19	1,400,000	1,391,958
FHLMC, 1.50%, 1/17/20	2,000,000	1,981,406
FNMA, 1.125%, 12/14/18	2,000,000	1,986,892
FNMA, 1.00%, 8/28/19	2,700,000	2,660,318
FNMA, 1.00%, 10/24/19	1,800,000	1,770,756
FNMA, 1.50%, 2/28/20	1,600,000	1,583,677
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,486,619)		11,375,007
TEMPORARY CASH INVESTMENTS — 18.4%
Federal Home Loan Bank Discount Notes, 1.06%, 1/2/18(4)	3,936,000	3,936,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,784	37,784
U.S. Treasury Bills 1.43%, 5/31/18(4)	11,200,000	11,132,900
U.S. Treasury Bills 1.48%, 6/7/18(4)	1,000,000	993,663
U.S. Treasury Bills 1.44%, 10/11/18(4)	5,000,000	4,934,983
U.S. Treasury Bills 1.66%, 11/8/18(4)	15,000,000	14,783,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,837,372)		35,818,330
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $194,959,294)		194,244,879
OTHER ASSETS AND LIABILITIES — 0.3%		488,390
TOTAL NET ASSETS — 100.0%		$194,733,269

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	266	March 2018	$53,200,000	$56,953,094	$(93,996)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	113	March 2018	$11,300,000	$13,126,539	$53,903
U.S. Treasury 10-Year Notes	31	March 2018	$3,100,000	3,845,453	18,787
				$16,971,992	$72,690

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $101,311.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	68,714,880	—
Collateralized Mortgage Obligations	—	55,727,043	—
U.S. Government Agency Mortgage-Backed Securities	—	22,609,619	—
U.S. Government Agency Securities	—	11,375,007	—
Temporary Cash Investments	37,784	35,780,546	—
	37,784	194,207,095	—
Other Financial Instruments
Futures Contracts	72,690	—	—

Liabilities
Other Financial Instruments
Futures Contracts	93,996	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 22, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2018